Investment Objectives and Goals - World Mutual Funds Prospectus	Apr. 01, 2026
Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.
Focused Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Focused Global Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.
Focused International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Focused International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.
Global Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.
International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.
International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.
International Small-Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Small-Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.
International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Non-U.S. Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Non-U.S. Intrinsic Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.